UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   March 31, 2008
                                               -------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Ridgecrest Investment Management, LLC
Address:      220 East 42nd Street, 29th Floor
              New York, NY 10017



Form 13F File Number: 28-04503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Todd McElroy
Title:   Chief Financial Officer
Phone:   (212) 476-5517

Signature, Place, and Date of Signing:

/s/ Todd McElroy                New York, New York             May 15, 2008
----------------                ------------------             ------------
  [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                        0
                                                 -------------

Form 13F Information Table Entry Total:                   65
                                                 ---------------

Form 13F Information Table Value Total:            $ 87,688.73
                                                 -------------
                                                  (thousands)




List of Other Included Managers:

None

                                                              MARKET   SHARES/  SH/
                                        TITLE                  VALUE     PRN    PRN  PUT/  INVESTMENT
NAME OF ISSUER                        OF CLASS       CUSIP    * 1000    AMOUNT  AMT  CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
ABB Ltd                              ADR            000375204   1708.85     65000 SH          SOLE                 65000
Aecom Technology Corp                COM            00766T100   1196.46     46000 SH          SOLE                 46000
Agrium Inc                           COM            008916108    745.32     12000 SH          SOLE                 12000
Alcoa Inc                            COM            13817101     1622.7     45000 SH          SOLE                 45000
American International Group Inc     COM            026874107       865     20000 SH          SOLE                 20000
Anadarko Petroleum Corp              COM            032511107   2206.05     35000 SH          SOLE                 35000
Annaly Capital Management Inc        COM            035710409     536.2     35000 SH          SOLE                 35000
Applera Corp -
  Applied Biosystems Group           COM
                                     AP BIO GRP     038020103    1314.4     40000 SH          SOLE                 40000
Arch Coal Inc                        COM            039380100       957     22000 SH          SOLE                 22000
Atlas Energy Resources LLC           COM            049303100    1162.5     37500 SH          SOLE                 37500
Brookdale Senior Living Inc          COM            112463104       717     30000 SH          SOLE                 30000
Cabot Oil & Gas Corp                 COM            127097103    2287.8     45000 SH          SOLE                 45000
Cano Petroleum Inc                   COM            137801106     655.2    140000 SH          SOLE                140000
Continental Resources Inc/OK         COM            212015101    1913.4     60000 SH          SOLE                 60000
Covanta Holding Corp                 COM            22282E102      2178     79200 SH          SOLE                 79200
CVS/Caremark Corp                    COM            126650100    2430.6     60000 SH          SOLE                 60000
Dolan Media Co                       COM            25659P402    100.55      5000 SH          SOLE                  5000
EMC Corp/Massachusetts               COM            268648102    1147.2     80000 SH          SOLE                 80000
Emcore Corp                          COM            290846104      86.4     15000 SH          SOLE                 15000
EnPro Industries Inc                 COM            29355X107    3429.3    115000 SH          SOLE                115000
Exide Technologies                   COM NEW        302051206      1441    110000 SH          SOLE                110000
FMC Corp                             COM NEW        302491303    1664.7     30000 SH          SOLE                 30000
Gen-Probe Inc                        COM            36866T103     602.5     12500 SH          SOLE                 12500
Genworth Financial Inc               COM CL A       37247D106     679.2     30000 SH          SOLE                 30000
GMX Resources Inc                    COM            38011M108    523.95     15000 SH          SOLE                 15000
Goodyear Tire & Rubber Co/The        COM            382550101     928.8     36000 SH          SOLE                 36000
Great Lakes Dredge & Dock Corp       COM            390607109    108.57     21000 SH          SOLE                 21000
Ingersoll-Rand Co Ltd                CL A           G4776G101    2006.1     45000 SH          SOLE                 45000
Joy Global Inc                       COM            481165108   2476.08     38000 SH          SOLE                 38000
JPMorgan Chase & Co                  COM            46625H100       859     20000 SH          SOLE                 20000
Kennametal Inc                       COM            489170100   1618.65     55000 SH          SOLE                 55000
KHD Humboldt Wedag International Ltd COM            482462108   1364.16     56000 SH          SOLE                 56000
Lennox International Inc             COM            526107107   1258.95     35000 SH          SOLE                 35000
McDermott International Inc          COM            580037109    1918.7     35000 SH          SOLE                 35000
McKesson Corp                        COM            58155Q103   1309.25     25000 SH          SOLE                 25000
MSC Industrial Direct Co             CL A           553530106     422.5     10000 SH          SOLE                 10000
Orion Energy Systems Inc             COM            686275108     381.6     40000 SH          SOLE                 40000
Mylan Inc/PA                         COM            628530107       580     50000 SH          SOLE                 50000
Nalco Holding Co                     COM            62985Q101    1522.8     72000 SH          SOLE                 72000
NASDAQ Omx Group Inc                 COM            631103108     380.8     10000 SH          SOLE                 10000
Nuance Communications Inc            COM            67020Y100     870.5     50000 SH          SOLE                 50000
Orion Marine Group Inc               COM            68628V308  1028.895     86100 SH          SOLE                 86100
Pactiv Corp                          COM            695257105   1441.55     55000 SH          SOLE                 55000
Par Pharmaceutical Cos Inc           COM            69888P106     521.7     30000 SH          SOLE                 30000
Qiagen N V                           ORD            N72482107       520     25000 SH          SOLE                 25000
Quanta Svcs Inc                      COM            74762E102   1436.54     62000 SH          SOLE                 62000
RBC Bearings                         COM            75524B104   1522.33     41000 SH          SOLE                 41000
Renesola Ltd                         SPONS ADS      75971T103     113.6     10000 SH          SOLE                 10000
Service Corporation International    COM            817565104     760.5     75000 SH          SOLE                 75000
Slm Corp                             COM            78442P106     460.5     30000 SH          SOLE                 30000
Smart Balance Inc                    COM            83169Y108     513.5     65000 SH          SOLE                 65000
Sterling Construction Co Inc         COM            859241101     72.88      4000 SH          SOLE                  4000
Sunpower Corp                        COM CL A       867652109     745.1     10000 SH          SOLE                 10000
Switch & Data Facilities Com         COM            871043105    357.35     35000 SH          SOLE                 35000
Thermo Fisher Scientific, Inc.       COM            883556102   1733.62     30500 SH          SOLE                 30500
Titanium Metals Corp                 COM NEW        888339207   624.575     41500 SH          SOLE                 41500
Trinity Industries, Inc              COM            896522109  1798.875     67500 SH          SOLE                 67500
Ultrapetrol Bahamas Ltd              COM            P94398107    624.64     61000 SH          SOLE                 61000
Varian Medical Systems Inc           COM            92220P105    1288.1     27500 SH          SOLE                 27500
WABCO Holdings Inc                   COM            92927K102   1665.13     36500 SH          SOLE                 36500
Walter Industries Inc                COM            93317Q105  1096.025     17500 SH          SOLE                 17500
WR Grace & Co                        COM            38388F108     912.8     40000 SH          SOLE                 40000
Yingli Green Energy Holding Co Ltd   ADR            98584B103     17100   1000000 SH          SOLE               1000000
Zep Inc                              COM            98944B108    551.48     34000 SH          SOLE                 34000
Watsco Inc                           CL B           942622200     621.3     15000 SH          SOLE                 15000
                                                               87688.73
                                                                          Number of Other                   0